CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
CURRENT ASSETS
CURRENT ASSETS

7. CURRENT ASSETS
Other Receivable
As at December 31, 2019, other receivable includes $11.7 million (US$9.0 million) of proceeds receivable associated with the disposal of a property in South Carolina in September 2018 that is expected to be received in the first quarter of 2020. The estimated sale price for the property was determined using an income approach that assumed a forecast consumer price index inflation factor at the date of disposition. Accordingly, the proceeds receivable was subject to change and is dependent upon the actual consumer price index inflation factor as at December 31, 2019. At December 31, 2018, the proceeds receivable was $11.8 million (US$8.7 million) and was recorded in other assets (note 6).
During the year ended December 31, 2019, the changes in the proceeds receivable are shown in the following table:

Balance, December 31, 2018	$11,805
Change in consumer price index inflation factor	441
Foreign currency translation	(596)
Balance, December 31, 2019	$11,650